SCHEDULE OF OPTION ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Number of shares outstanding, beginning balance	2,430,900	270,100
Weighted Average Exercise Price, Outstanding Beginning	$ 4.19	$ 0.37
Number of shares, granted	108,040	2,239,129
Weighted Average Exercise Price, Granted	$ 8.10	$ 4.55
Weighted Average Grant Date Fair Value, Granted	$ 4.18	$ 2.30
Number of shares, forfeited	(1,104,710)	(10,804)
Weighted Average Exercise Price, Forfeited	$ 3.75	$ 3.70
Number of shares, exercised	(47,830)	(67,525)
Weighted Average Exercise Price, Exercised	$ 0.38	$ 0.37
Number of shares outstanding, ending balance	1,386,400	2,430,900	270,100
Weighted Average Exercise Price, Outstanding Ending	$ 4.90	$ 4.19	$ 0.37
Weighted Average Grant Date Fair Value, Outstanding Ending	$ 2.58	$ 2.11	$ 0.22
Weighted Average Remaining Contractual Term (in years)	8 years 7 months 2 days	9 years 2 months 23 days	8 years 9 months
Number of shares vested and expected to vest	1,386,400	2,430,900
Weighted Average Exercise Price, Vested and expected to vest	$ 4.90	$ 4.19
Weighted Average Grant Date Fair Value, Vested and expected to vest	$ 2.58	$ 2.11
Weighted Average Remaining Contractual Term, Vested and expected to vest (in years)	8 years 7 months 2 days	9 years 2 months 23 days
Number of shares exercisable	884,634	1,602,762
Weighted Average Exercise Price, Exercisable	$ 4.38	$ 3.70
Weighted Average Grant Date Fair Value, Exercisable	$ 2.23	$ 1.81
Weighted Average Remaining Contractual Term, Exercisable (in years)	8 years 6 months 3 days	9 years 1 month 24 days
Weighted Average Grant Date Fair Value, Outstanding Beginning	$ 2.11	$ 0.22